Derivatives - Schedule of Location and Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Gross Notional Amount	$ 407	$ 0
Assets Fair Value Amount	0	0
Liabilities Fair Value Amount	12	0
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Gross Notional Amount	389	0
Assets Fair Value Amount	0	0
Liabilities Fair Value Amount	11	0
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Gross Notional Amount	18	0
Assets Fair Value Amount	0	0
Liabilities Fair Value Amount	1	0
Other Current Assets | Foreign Exchange Contract | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Gross Notional Amount	297	0
Assets Fair Value Amount	0	0
Other Current Assets | Foreign Exchange Contract | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Gross Notional Amount	18	0
Assets Fair Value Amount	0	0
Other Noncurrent Assets | Foreign Exchange Contract | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Gross Notional Amount	92	0
Assets Fair Value Amount	0	0
Other Current Liabilities | Foreign Exchange Contract | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Liabilities Fair Value Amount	9	0
Other Current Liabilities | Foreign Exchange Contract | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Liabilities Fair Value Amount	1	0
Other Noncurrent Liabilities | Foreign Exchange Contract | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Liabilities Fair Value Amount	$ 2	$ 0